Asset Acquisition - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 22, 2023	May 31, 2023
Asset Acquisition [Line Items]
Asset acquisition, contingent consideration, liability, current	$ 100
Cost to acquire asset	113,200
Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Cost to acquire asset	$ 113,176
Asset acquisition consideration transferred issuable shares of common stock on an as-converted basis	14,595,480
Series A Non Voting Convertible Preferred Stock | Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Shares transferred as equity interest in asset acquisition (in shares)	364,887
Shares issued, price per share (in dollars per share)	$ 291.08
Common Stock | Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Shares transferred as equity interest in asset acquisition (in shares)	517,809
Shares issued, price per share (in dollars per share)	$ 7.277
Parapyre Option Obligation
Asset Acquisition [Line Items]
Percentage of annual equity grant of options	1.00%	1.00%
Spyre 2023 Equity Incentive Plan | Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares)	2,734